Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Commitments and Contingencies (Amounts in Paragraphs)
Environmental liabilities recorded in other current liabilities	$ 106,000,000
Environmental liabilities recorded in other long-term liabilities	207,000,000
Low-end of the range of reasonably possible future costs for environmental remediation sites	277,000,000
High-end of the range of reasonably possible future costs for environmental remediation sites	671,000,000
Financial Arrangements
Unused standby letters of credit	196,000,000
Bank guarantees	192,000,000
Surety bonds outstanding	150,000,000
Guarantee for HII's Economic Development Revenue Bonds	84,000,000
Operating leases
Rental expense for operating leases, excluding discontinued operations and net of immaterial amounts of sublease rental income	448,000,000	502,000,000	530,000,000
Total minimum rental commitments	1,400,000,000
Minimum rental commitment due in 2011	347,000,000
Minimum rental commitment due in 2012	269,000,000
Minimum rental commitment due in 2013	194,000,000
Minimum rental commitment due in 2014	167,000,000
Minimum rental commitment due in 2015	138,000,000
Minimum rental commitment due thereafter	$ 263,000,000